CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY AND EQUITY INCENTIVE PLAN (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 55,457	$ 50,104	$ 27,332
Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	55,457	50,104	27,332
Share option plan | Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	2,590	3,896	1,804
Share option plan | Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	11,041	7,285	3,863
Share option plan | Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	17,671	19,126	8,205
Share option plan | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 24,155	$ 19,797	$ 13,460